Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents, Which Are Potentially Dilutive Equity Securities (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive equity securities	700,000,000	700,000,000
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive equity securities	4,840,000
Common Stock Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive equity securities	100,000	1,040,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive equity securities	5,145,943